UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     August 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $159,930 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     Common Stock     88579y101      821    10390 SH       Sole                    10390
ABBOTT LABORATORIES            Common Stock     002824100      374     8000 SH       Sole                     8000
AMERICAN EXPRESS CO            Common Stock     025816109      262     6600 SH       Sole                     6600
AMERISERV FINANCIAL INC        Common Stock     03074A102      161   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          SponsoredADR     035128206     7831   181368 SH       Sole                   181368
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     5650   218805 SH       Sole                   218805
AT&T INC                       Common Stock     00206R102     6263   258929 SH       Sole                   258929
AVISTA CORP                    Common Stock     05379b107     6778   347060 SH       Sole                   347060
BANK OF UTICA NY NON VTG       Common Stock     065437204      252     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      426     9386 SH       Sole                     9386
BERKSHIRE HATHAWAY INC DEL CLA CLB		084670108      720        6 SH       Sole                        6
BERKSHIRE HATHAWAY INC DELCL B CLB New          084670702      558     7000 SH       Sole                     7000
BHP BILLITON LTD SPONS         SponsoredADR     088606108      862    13905 SH       Sole                    13905
BRISTOL MYERS SQUIBB CO        Common Stock     110122108      407    16320 SH       Sole                    16320
CARBO CERAMICS INC             Common Stock     140781105     1105    15300 SH       Sole                    15300
CHEVRON CORP                   Common Stock     166764100     1383    20385 SH       Sole                    20385
CISCO SYSTEMS INC              Common Stock     17275r102      210     9848 SH       Sole                     9848
COCA COLA COMPANY              Common Stock     191216100      727    14500 SH       Sole                    14500
DELL INC                       Common Stock     24702R101     4094   339438 SH       Sole                   339438
ELI LILLY & CO                 Common Stock     532457108     5006   149437 SH       Sole                   149437
ENCANA CORP                    Common Stock     292505104      337    11095 SH       Sole                    11095
EXXON MOBIL CORP               Common Stock     30231G102      631    11058 SH       Sole                    11058
FIRST CAROLINA INV INC         Common Stock     319420105      233    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD. Common Stock     Y2573F102     2745   490137 SH       Sole                   490137
HUGOTON ROYALTY TRUST          Unit Ben Int     444717102     3724   196221 SH       Sole                   196221
INTEL CORP                     Common Stock     458140100      606    31173 SH       Sole                    31173
INTL BUSINESS MACHINES CORP    Common Stock     459200101      309     2506 SH       Sole                     2506
ISHARES SILVER TRUST           Ishares          46428Q109     4296   235925 SH       Sole                   235925
M & T BANK CORP                Common Stock     55261F104     2555    30073 SH       Sole                    30073
MARSH & MCLENNAN COS INC       Common Stock     571748102     5949   263803 SH       Sole                   263803
MERCK & CO INC NEW             Common Stock     58933y105     7265   207747 SH       Sole                   207747
MICROSOFT CORP                 Common Stock     594918104     4577   198910 SH       Sole                   198910
NEWMONT MINING CORP            Common Stock     651639106     7778   125977 SH       Sole                   125977
NIPPON TELEGRAPH & TELEPHONE C SponsoredADR     654624105     5122   251796 SH       Sole                   251796
NUANCE COMMUNICATIONS, INC.    Common Stock     67020Y100      213    14275 SH       Sole                    14275
OLIN CORP                      COM PAR $1       680665205     5952   329046 SH       Sole                   329046
PAN AMERN SILVER CORP          Common Stock     697900108      220     8700 SH       Sole                     8700
PFIZER INC                     Common Stock     717081103     5153   361327 SH       Sole                   361327
PNM RESOURCES INC              Common Stock     69349H107     4420   395341 SH       Sole                   395341
PORTLAND GENERAL ELECTRIC CO   Com New		736508847     5197   283526 SH       Sole                   283526
PROSHARES SHORT S&P500         PSHS SHRTS&P     74347R503     3863    70230 SH       Sole                    70230
REDWOOD TRUST INC              Common Stock     758075402     4454   304259 SH       Sole                   304259
SAFEWAY INC NEW                COM NEW          786514208     4749   241540 SH       Sole                   241540
SOUTHWEST AIRLINES CO          Common Stock     844741108     6247   562328 SH       Sole                   562328
SPDR GOLD TR GOLD SHS          GOLD SHS	        78463V107     4387    36052 SH       Sole                    36052
SYMANTEC CORP                  Common Stock     871503108      462    33300 SH       Sole                    33300
TECO ENERGY INC                Common Stock     872375100     5131   340486 SH       Sole                   340486
TIDEWATER INC                  Common Stock     886423102     4839   124972 SH       Sole                   124972
UNITEDHEALTH GROUP INC         Common Stock     91324p102      204     7180 SH       Sole                     7180
WAL-MART STORES INC            Common Stock     931142103     4434    92248 SH       Sole                    92248
WASHINGTON FEDERAL INC         Common Stock     938824109     5243   324032 SH       Sole                   324032
WELLS FARGO & CO NEW           Common Stock     949746101     4745   185334 SH       Sole                   185334

                                                                     159930                                 159930

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